As filed with the U.S. Securities and Exchange Commission on September 24, 2018

File Nos. 811-07763

333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 86	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 87	☒

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1676 N. California Blvd., Suite 500, Walnut Creek, California 94596

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

Jeremy L. DeGroot 1676 N. California Blvd., Suite 500 Walnut Creek, California 94596 (Name and Address of Agent for Service)	Copies of Communications to: David A. Hearth, Esq. Paul Hastings LLP 101 California Street, 48th Floor San Francisco, California 94111

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Walnut Creek and State of California, on the 24th day of September, 2018.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeremy DeGroot
Jeremy DeGroot
President

Pursuant to the requirements of the Securities Act, as amended, this Post-Effective Amendment No. 86 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Julie Allecta*	Trustee	September 24, 2018
Julie Allecta

/s/ Jeremy DeGroot Jeremy DeGroot	Trustee and President (Principal Executive Officer)	September 24, 2018

/s/ Frederick A. Eigenbrod, Jr.*	Trustee	September 24, 2018
Frederick A. Eigenbrod, Jr.

/s/ Harold M. Shefrin*	Trustee	September 24, 2018
Harold M. Shefrin

/s/ John Coughlan John Coughlan	Treasurer (Principal Financial Officer)	September 24, 2018

* By: /s/ John Coughlan
John Coughlan, Attorney-in-Fact

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase